Selling and Marketing Expenses (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consulting Agreement [Member]
Selling and Marketing Expenses (Details) [Line Items]
Green tokens issued	12,000,000
Green tokens fair value			$ 1,375,113	$ 1,375,113
Sponsorships Agreements [Member]
Selling and Marketing Expenses (Details) [Line Items]
Green tokens issued		242,000	14,242,300
Green tokens fair value			$ 2,891,306